UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street
         London, United Kingdom  W1S 2LL

13F File Number:  028-14293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

 /s/   John Anthony     London, UK     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $190,974 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     3273    39576 SH       SOLE                    39576        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    24489   746845 SH       SOLE                   746845        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     2269    70787 SH       SOLE                    70787        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106     4848   156400 SH       SOLE                   156400        0        0
HILLSHIRE BRANDS CO            COM              432589109     2968   110817 SH       SOLE                   110817        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4148    19997 SH       SOLE                    19997        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     7286   176303 SH       SOLE                   176303        0        0
JPMORGAN CHASE & CO            COM              46625H100     4404   108799 SH       SOLE                   108799        0        0
KRAFT FOODS INC                CL A             50075N104    18690   451990 SH       SOLE                   451990        0        0
LOWES COS INC                  COM              548661107     4874   161181 SH       SOLE                   161181        0        0
MACYS INC                      COM              55616P104     3285    87320 SH       SOLE                    87320        0        0
MARRIOTT INTL INC NEW          CL A             571903202     4106   105001 SH       SOLE                   105001        0        0
NEXEN INC                      COM              65334H102     7875   310764 SH       SOLE                   310764        0        0
OMNICOM GROUP INC              COM              681919106     3725    72247 SH       SOLE                    72247        0        0
SEADRILL LIMITED               SHS              G7945E105    10662   271861 SH       SOLE                   271861        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    45928  2945998 SH       SOLE                  2945998        0        0
SEMGROUP CORP                  CL A             81663A105    23498   637670 SH       SOLE                   637670        0        0
TRONOX LTD                     SHS CL A         Q9235V101      706    31151 SH       SOLE                    31151        0        0
UNION PAC CORP                 COM              907818108     3454    29100 SH       SOLE                    29100        0        0
VIRGIN MEDIA INC               COM              92769L101    10486   356416 SH       SOLE                   356416        0        0